OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2017
Other Noninterest Expense [Abstract]
OTHER NON-INTEREST EXPENSE
NOTE 29: OTHER NON-INTEREST EXPENSE
Other non-interest expense at December 31, comprised:
	2015	2016	2017
	(EUR in millions)
Credit card costs	16	22	32
Hotel running costs	20	20	-
Broker costs	3	3	3
Rental expense	32	31	30
Taxes and duties other than income tax	24	25	25
Promotion and advertising	17	20	20
Third party fees	82	70	85
Commissions on issues of Pillar II & III & ELA	197	54	10
Other provisions	325	60	36
Other	172	130	166
Total	888	435	407

Commissions on issues of Hellenic Republic Bank Support Plan—Pillar II & III relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II & III of the Hellenic Republic Bank Support Plan and commissions on ELA funding. The related expenses following the elimination of Pillar II & III notes during 2016 decreased significantly (see Note 18).

The Group has committed under the Revised Restructuring Plan, to decrease its full time equivalent personnel (“FTEs”) in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018. Based on this commitment, as at December 31, 2015 the Group recognized a provision of EUR 118 million, which was presented within "Other Provisions". Following the voluntary exit scheme (“VES”) completion in December 2016 (see Note 38) EUR 110 million and EUR 8 million was utilised in 2016 and 2017, respectively.